Segment Reporting (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting [Abstract]
Investment advisory	$ 2,102,109	$ 3,117,548	$ 4,000,802
Fund management	77,371	63,086	138,379
Total revenues	$ 2,179,480	$ 3,180,634	$ 4,139,181